Lease - Schedule of Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 338,017	$ 357,007
Operating lease liabilities - current	215,253	260,728
Operating lease liabilities - non-current	146,932	109,956
Operating lease liabilities	$ 362,185	$ 370,684
Weighted average remaining lease term (years)	1 year 9 months 18 days
Weighted average discount rate	5.00%